Segment Information - Schedule of Segment Information (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Segment Information [Line Items]
Interest expense		$ (541,045)	$ (639,705)	$ (827,812)
Interest income		34,090	22,818	45,056
Gain (loss) in valuation of DFI		(108,846)	156,766	(32,591)
Foreign exchange gain (loss), net		80,073	(45,305)	(106,847)
Net revenue		14,243,015	14,100,758	13,009,507
Cost of sales		4,762,760	4,520,223	4,260,842
Depreciation and amortization		389,535	392,186	382,119
Income taxes		660,981	469,260	380,023
Total assets		9,592,908	10,453,767	11,093,711
Total liabilities		(8,233,422)	(9,291,119)	(9,630,872)
Other expenses by selling of properties			529,722
Impairment of assets held for sale			166,581
BWM [Member]
Schedule of Segment Information [Line Items]
Interest expense		(882,432)	(903,431)	(941,781)
Interest income		2,087	10,956	10,033
Gain (loss) in valuation of DFI		(108,846)	156,766	(32,591)
Foreign exchange gain (loss), net		68,247	(40,792)	(110,103)
Net revenue		5,688,659	5,991,834	5,726,608
Cost of sales		2,615,212	2,569,082	2,443,229
Depreciation and amortization		123,221	137,496	128,450
Income taxes		162,205	236,306	140,762
Total assets		9,345,039	10,557,935	10,194,967
Total liabilities		(10,317,059)	(9,970,378)	(8,724,053)
Other expenses by selling of properties
Impairment of assets held for sale
JAFRA [Member]
Schedule of Segment Information [Line Items]
Interest expense		(38,934)	(34,088)	(33,581)
Interest income		412,324	309,676	182,573
Gain (loss) in valuation of DFI
Foreign exchange gain (loss), net		11,826	(4,513)	3,256
Net revenue		8,554,356	8,108,924	7,282,899
Cost of sales		2,147,548	1,951,141	1,817,613
Depreciation and amortization		266,314	254,690	253,669
Income taxes		498,776	232,954	239,261
Total assets		9,236,740	8,115,089	9,350,652
Total liabilities		(2,396,062)	(2,404,101)	(2,920,084)
Other expenses by selling of properties			529,722
Impairment of assets held for sale			166,581
Eliminations [Member]
Schedule of Segment Information [Line Items]
Interest expense	[1]	380,321	297,814	147,550
Interest income	[1]	(380,321)	(297,814)	(147,550)
Gain (loss) in valuation of DFI	[1]
Foreign exchange gain (loss), net	[1]
Net revenue	[1]
Cost of sales	[1]
Depreciation and amortization	[1]
Income taxes	[1]
Total assets	[1]	(8,988,871)	(8,219,257)	(8,451,908)
Total liabilities	[1]	$ 4,479,699	3,083,360	$ 2,013,265
Other expenses by selling of properties	[1]
Impairment of assets held for sale	[1]

[1]	The column of eliminations corresponds to the transactions between the Group’s subsidiaries for the concepts of loans, interest income (expenses), expenses for corporate services, sales of fixed assets, initial investment in subsidiary, among the most important.